Income Tax (Benefit) Expense (Additional Information) (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Deferred tax assets and liabilities [abstract]
Recognized deferred tax assets	$ 116,289
Tax-related contingent liabilities for uncertain tax treatment	0
Net operating losses	150,819,578
Net operating losses subject to expiration	$ 15,224,909